Earnings Per Share	12 Months Ended
Apr. 24, 2016
Earnings Per Share
Earnings Per Share

10. Earnings Per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share (in thousands, except share and per share amounts):

	Fiscal Year Ended
	April 24,	April 26,	April 27,
	2016	2015	2014
Numerator:
Income (loss) applicable to common shares:
Income (loss) from continuing operations attributable to common stockholders	$38,205	$(4,768)	$(105,355)
Income (loss) from discontinued operations	7,999	9,945	(22,331)

Net income (loss) attributable to the common stockholders	$46,204	$5,177	$(127,686)

Denominator:
Denominator for basic income (loss) per share - weighted average shares	40,690,929	39,955,735	39,731,766
Effect of dilutive securities
Employee stock options	109,244	—	—
Restricted stock units	523,300	—	—

Denominator for diluted income (loss) per share - adjusted weighted average shares and assumed conversions	41,323,473	39,955,735	39,731,766

Basic income (loss) per share attributable to common stockholders
Income (loss) from continuing operations	$0.94	$(0.12)	$(2.65)
Income (loss) from discontinued operations	0.20	0.25	(0.56)

Net loss attributable to common stockholders	$1.14	$0.13	$(3.21)

Diluted income (loss) per share attributable to common stockholders
Income (loss) from continuing operations	$0.92	$(0.12)	$(2.65)
Income (loss) from discontinued operations	0.20	0.25	(0.56)

Net income (loss) attributable to common stockholders	$1.12	$0.13	$(3.21)

Our basic earnings (loss) per share are computed by dividing net income (loss) by the weighted average number of shares outstanding for the period.  Stock options representing 444,365 shares, which were anti-dilutive, were excluded from the calculation of common shares for diluted earnings per share for fiscal 2016.

Due to the loss from continuing operations, stock options representing 84,938 shares, which were potentially dilutive and 205,060 stock options, which were anti-dilutive, were excluded from the calculation of common shares for diluted earnings per share for fiscal 2015.  Restricted stock units representing 279,594 shares, which were potentially dilutive, were also excluded from the calculation of diluted earnings per share for fiscal 2015.

Due to the loss from continuing operations, stock options representing 52,501 shares, which were potentially dilutive and 753,860 stock options, which were anti-dilutive, were excluded from the calculation of common shares for diluted earnings per share for fiscal 2014.  Restricted stock units representing 48,362 shares, which were potentially dilutive, and 1,254,413 restricted stock units whose minimum market performance conditions had not been achieved, were also excluded from the calculation of diluted earnings per share for fiscal 2014.